Debt (Schedule of long-term debt maturities) (Details) - USD ($) $ in Millions	Oct. 31, 2015	Apr. 30, 2015
Debt [Abstract]
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months	$ 2.0	$ 0.1
Long-term Debt, Maturities, Repayments of Principal in Year Two	26.7	11.6
Long-term Debt, Maturities, Repayments of Principal in Year Three	34.2	34.3
Long-term Debt, Maturities, Repayments of Principal in Year Four	34.2	34.3
Long-term Debt, Maturities, Repayments of Principal in Year Five	3,700.2	34.3
Thereafter	2,015.2	5,230.4
Total	$ 5,812.5	$ 5,345.0